OTHER EQUITY AND RESERVES (Details 1) shares in Thousands	12 Months Ended
Dec. 31, 2019 shares
Disclosure Of Treasury Shares [Line Items]
Number of shares, Balance	0
Acquisition of shares	299,641
Number of shares, Balance	299,641
Treasury Share [member]
Disclosure Of Treasury Shares [Line Items]
Number of shares, Balance	0
Acquisition of shares	1,993
Number of shares, Balance	1,993